Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Assets
Deferred financing costs	$ 33,483	$ 37,807	$ 44,706
Field inventory	5,911	5,713	9,682
Other	166	211	209
Other noncurrent assets	39,560	$ 43,731	$ 54,597
Impairment of deferred financing cost	$ 4,600